Discontinued Operations - Schedule of Loss on Sale of Subsidiary (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loss on Sale of Subsidiary [Line Items]
Non-controlling interest						$ 351,402
Loss on sale of subsidiary				$ (316,343)	316,343
Related Party [Member]
Schedule of Loss on Sale of Subsidiary [Line Items]
Non-controlling interest					351,402
Accounts payable					(1)
Related Party [Member] | Discontinued Operations [Member]
Schedule of Loss on Sale of Subsidiary [Line Items]
Other Liabilities	(35,058)		(35,058)		(35,058)
Non-controlling interest	(351,402)		(351,402)		351,402
Accounts payable	$ (1)		(1)		(1)
Loss on sale of subsidiary			$ (316,343)		$ 316,343